Concentrations of credit risk (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Cash	$ 1,493,071	$ 2,385,840
Cash, uninsured amount	1,266,481	2,150,761
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Accounts receivable	$ 1,016,280	1,921,602
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Accounts receivable		1,061,177
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Product Information [Line Items]
Accounts receivable		$ 920,736